Schedule of bank borrowings comprised (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Current	$ 383,777		$ 500,982	$ 442,582
Non-current	1,406,375		1,835,882	1,205,447
Total	$ 1,790,152		2,336,864	1,648,029
Borrowing types one [member]
IfrsStatementLineItems [Line Items]
Principal amount			1,000,000	1,000,000
Maturities	May 2025	May 2025
Interest rate	2.25% per annum	2.25% per annum
Current			16,866	209,096
Non-current				17,885
Total	$ 12,920	$ 166,457	16,866	226,981
Borrowing types two [member]
IfrsStatementLineItems [Line Items]
Principal amount			400,000	400,000
Maturities	October 2028	October 2028
Interest rate	7.75% per annum	7.75% per annum
Current			76,594	70,271
Non-current			225,977	309,581
Total	$ 231,785	$ 278,566	302,571	379,852
Borrowing types three [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 169,000	$ 169,000
Maturities	October 2033	October 2033
Interest rate	1.5% above USD COF 3 months	1.5% above USD COF 3 months
Current			18,547	16,919
Non-current			182,392	209,946
Total	$ 153,930	$ 166,372	200,939	226,865
Borrowing types four [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 111,999	$ 111,999
Maturities	December 2028	December 2028
Interest rate	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank
Current
Non-current			146,461	150,179
Total	$ 112,196	$ 110,134	146,461	150,179
Borrowing types five [member]
IfrsStatementLineItems [Line Items]
Principal amount			600,000	600,000
Maturities	May 2025	May 2025
Interest rate	2.25% per annum	2.25% per annum
Current			10,117	125,463
Non-current				10,104
Total	$ 7,750	$ 99,419	10,117	135,567
Borrowing [member]
IfrsStatementLineItems [Line Items]
Current			480,757	421,749
Non-current			1,346,652	697,695
Total	$ 1,399,885	$ 820,948	1,827,409	$ 1,119,444
Borrowing types six [member]
IfrsStatementLineItems [Line Items]
Principal amount			1,000,000
Maturities	January 2030
Interest rate	7.75% per annum
Current			174,618
Non-current			791,822
Total	$ 740,340		966,440
Borrowing types seven [member]
IfrsStatementLineItems [Line Items]
Principal amount			181,568
Maturities	June 2025
Interest rate	7.00% per annum
Current			184,015
Non-current
Total	$ 140,964		$ 184,015